Deposits (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Deposits Details Abstract
Deposits	$ 4,500	$ 4,500	$ 4,500	$ 4,500